Remuneration of Directors and Senior Management (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Non-management directors
Disclosure of transactions between related parties [line items]
Fees earned and salary	$ 3	$ 3	$ 2
Senior management
Disclosure of transactions between related parties [line items]
Fees earned and salary	2	2	2
Common stock option based awards	11	13	12
Annual incentive plans	6	5	5
Long-term incentive plans	20	19	18
Total	$ 39	$ 39	$ 37